DBX ETF Trust | 1
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
February 28, 2025 (Unaudited)
Principal
Amount $ Value $
U.S. TREASURY OBLIGATIONS
— 99.5%
U.S. Treasury Bills
3.219%, 4/1/25 (a)
87,500 87,201
3.763%, 4/3/25 (a)
136,700 136,202
3.219%, 4/8/25 (a)
89,900 89,520
3.470%, 4/10/25 (a)
135,400 134,796
3.221%, 4/15/25 (a)
87,000 86,560
3.623%, 4/17/25 (a)
119,100 118,471
3.224%, 4/22/25 (a)
84,400 83,904
3.258%, 4/24/25 (a)
91,700 91,141
2.858%, 4/29/25 (a)
37,400 37,151
3.261%, 5/1/25 (a)
92,400 91,758
2.866%, 5/6/25 (a)
37,800 37,517
3.264%, 5/8/25 (a)
91,200 90,495
2.865%, 5/13/25 (a)
37,800 37,488
3.609%, 5/15/25 (a)
118,400 117,393
2.868%, 5/20/25 (a)
37,700 37,358
3.261%, 5/22/25 (a)
89,000 88,171
2.866%, 5/27/25 (a)
37,100 36,734
3.264%, 5/29/25 (a)
86,200 85,326
2.149%, 6/3/25 (a)
37,200 36,801
2.853%, 6/5/25 (a)
41,900 41,442
2.151%, 6/10/25 (a)
37,000 36,574
3.430%, 6/12/25 (a)
70,000 69,178
2.153%, 6/17/25 (a)
36,400 35,950
2.849%, 6/20/25 (a)
42,200 41,664
2.156%, 6/24/25 (a)
35,200 34,737
2.850%, 6/26/25 (a)
44,900 44,301
2.859%, 7/3/25 (a)
42,500 41,899
3.424%, 7/10/25 (a)
69,500 68,460
2.858%, 7/17/25 (a)
42,500 41,829
2.857%, 7/24/25 (a)
42,500 41,798
2.869%, 7/31/25 (a)
42,500 41,763
3.435%, 8/7/25 (a)
68,700 67,454
2.140%, 8/14/25 (a)
42,200 41,404
2.142%, 8/21/25 (a)
41,000 40,193
2.137%, 8/28/25 (a)
39,900 39,085
3.202%, 9/4/25 (a)
28,700 28,096
2.835%, 10/2/25 (a)
29,900 29,184
3.174%, 10/30/25 (a)
27,900 27,153
3.177%, 11/28/25 (a)
26,900 26,104
2.796%, 12/26/25 (a)
29,900 28,929
2.805%, 1/22/26 (a)
27,500 26,524
2.059%, 2/19/26 (a)
28,100 27,023
(Cost $2,444,194)
2,444,731
U.S. Treasury Notes
3.254%, 4/15/25
26,300 26,251
3.311%, 4/30/25
25,100 24,943
3.312%, 4/30/25
25,100 25,081
3.327%, 4/30/25
14,300 14,268
Principal
Amount $ Value $
3.292%, 5/15/25
25,100 25,022
3.310%, 5/15/25
29,100 28,975
2.926%, 5/31/25
14,000 13,951
2.929%, 5/31/25
22,100 21,884
3.308%, 5/31/25
23,900 23,891
3.474%, 6/15/25
26,900 26,788
2.865%, 6/30/25
25,100 24,777
2.871%, 6/30/25
10,600 10,548
3.257%, 6/30/25
23,900 23,927
3.205%, 7/15/25
26,300 26,178
2.851%, 7/31/25
24,200 23,803
2.875%, 7/31/25
13,300 13,223
3.237%, 7/31/25
20,300 20,340
1.626%, 8/15/25
2,000 2,026
3.243%, 8/15/25
29,700 29,398
3.443%, 8/15/25
22,300 22,184
2.876%, 8/31/25
25,100 24,608
2.921%, 8/31/25
13,600 13,498
3.258%, 8/31/25
25,100 25,183
3.219%, 9/15/25
25,100 25,000
2.869%, 9/30/25
13,700 13,603
3.225%, 9/30/25
27,500 27,615
3.227%, 9/30/25
29,300 28,637
2.855%, 10/15/25
24,700 24,703
2.857%, 10/31/25
29,100 29,242
2.859%, 10/31/25
11,900 11,805
2.864%, 10/31/25
30,000 29,228
2.889%, 11/15/25
23,900 23,946
2.894%, 11/15/25
33,500 33,045
2.880%, 11/30/25
13,100 12,973
2.881%, 11/30/25
32,300 32,454
2.884%, 11/30/25
28,800 27,999
2.793%, 12/15/25
22,000 21,973
2.812%, 12/31/25
13,400 13,234
2.815%, 12/31/25
31,700 30,734
2.819%, 12/31/25
33,200 33,225
2.808%, 1/15/26
22,700 22,650
2.829%, 1/31/26
14,600 14,402
2.830%, 1/31/26
35,600 35,623
2.835%, 1/31/26
35,200 34,012
2.078%, 2/15/26
29,000 28,317
2.078%, 2/15/26
23,400 23,364
2.074%, 2/28/26
15,300 15,057
2.075%, 2/28/26
36,600 36,769
2.077%, 2/28/26
33,200 32,033
(Cost $1,151,765)
1,152,390
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $3,595,959)
3,597,121

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
Number
of Shares Value $
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $7,654)
7,654 7,654
TOTAL INVESTMENTS — 99.7%
(Cost $3,603,613)
3,604,775
Other assets and liabilities,
net — 0.3%
10,793
NET ASSETS — 100.0%
3,615,568
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
10/9/2024
(Commencement
of Operations)
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
— 60,952 (53,298) — — 118 — 7,654 7,654
(a)
Annualized yield at time of purchase; not a coupon rate.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Assets Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations (a)
$ — $ 3,597,121 $ — $ 3,597,121
Short-Term Investments (a)
7,654 — — 7,654
TOTAL
$ 7,654 $ 3,597,121 $ — $ 3,604,775
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
(Continued)
February 28, 2025 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
TRSY-PH3
R-089711-2 (5/25) DBX006037 (5/25)